(NYSE ARCA, Inc.: SRHR)

Schedule of Investments

January 31, 2024

SRH REIT Covered Call ETF

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.32%
Data Center REIT - 13.39%
Equinix, Inc.	8,271	$6,863,028

Entertainment Facilities - 4.47%
Vail Resorts, Inc.	10,314	2,289,708

Gaming REIT - 4.14%
Gaming and Leisure Properties, Inc.	12,260	559,669
VICI Properties, Inc.	51,763	1,559,102
		2,118,771
Health Care REIT - 1.87%
Healthpeak Properties, Inc.	51,763	957,616

Hotel REIT - 12.23%
DiamondRock Hospitality Co.	250,444	2,289,058
Host Hotels & Resorts, Inc.	103,525	1,989,750
Sunstone Hotel Investors, Inc.	186,325	1,988,088
		6,266,896
Industrial REIT - 13.31%
Broadstone Net Lease, Inc.	41,255	662,968
Eastgroup Properties, Inc.	7,395	1,312,095
First Industrial Realty Trust, Inc.	12,260	631,635
Prologis, Inc.	15,276	1,935,316
STAG Industrial, Inc.	61,700	2,279,198
		6,821,212
Infrastructure REIT - 12.01%
American Tower Corp.	20,030	3,918,869
Crown Castle, Inc.	20,628	2,232,981
		6,151,850
Multi Asset Class REIT - 3.22%
Safehold, Inc.	83,092	1,650,207

Office REIT - 8.11%
Easterly Government Properties, Inc.	117,049	1,437,362
Highwoods Properties, Inc.	118,411	2,719,900
		4,157,262

	Shares	Value
Residential REIT - 13.77%
AvalonBay Communities, Inc	10,898	$1,950,851
Equity Residential	18,487	1,112,733
Invitation Homes, Inc.	20,628	679,280
Mid-America Apartment Communities, Inc.	8,000	1,011,040
NexPoint Residential Trust, Inc.	33,082	1,010,655
Sun Communities, Inc.	10,314	1,292,860
		7,057,419
Self-storage REIT - 7.21%
Extra Space Storage, Inc.	16,541	2,389,182
National Storage Affiliates Trust	35,000	1,307,250
		3,696,432
Specialty REIT - 7.59%
Lamar Advertising Co.	37,168	3,890,746

TOTAL COMMON STOCKS (Cost $48,411,088)		51,921,147

MONEY MARKET FUNDS - 0.23%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.24%(a)	119,693	119,693

TOTAL MONEY MARKET FUNDS (Cost $119,693)		119,693

TOTAL INVESTMENTS - 101.55% (Cost $48,530,781)		$52,040,840

Liabilities In Excess of Other Assets - (1.55%)		(793,028)

NET ASSETS - 100.00%		$51,247,812

(a)	Rate disclosed is 7-Day Yield as of January 31, 2024.

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

SRH REIT Covered Call ETF

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

Call Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
American Tower Corp.	WallachBeth Capital, LLC	4/19/2024	$220	(200)	$(80,995)	$(3,913,000)	$(34,200)
AvalonBay Communities, Inc.	WallachBeth Capital, LLC	4/19/2024	185	(108)	(42,704)	(1,933,308)	(62,640)
Equinix, Inc.	WallachBeth Capital, LLC	3/15/2024	830	(80)	(188,557)	(6,638,160)	(273,200)
Extra Space Storage, Inc.	WallachBeth Capital, LLC	3/15/2024	140	(165)	(51,816)	(2,383,260)	(155,100)
National Storage Affiliates Trust	WallachBeth Capital, LLC	4/19/2024	40	(350)	(28,691)	(1,307,250)	(29,750)
Prologis, Inc.	WallachBeth Capital, LLC	2/16/2024	115	(152)	(49,781)	(1,925,688)	(190,000)
Safehold, Inc.	WallachBeth Capital, LLC	2/16/2024	25	(800)	(49,208)	(1,588,800)	(2,000)
STAG Industrial, Inc.	WallachBeth Capital, LLC	3/15/2024	35	(17)	(2,413)	(62,798)	(4,250)
STAG Industrial, Inc.	WallachBeth Capital, LLC	6/21/2024	40	(600)	(76,184)	(2,216,400)	(60,000)
					$(570,349)	$(21,968,664)	$(811,140)

See Notes to Schedule of Investments.

SRH REIT Covered Call ETF

Notes to Schedule of Investments

January 31, 2024 (Unaudited)

NOTE 1 -	ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This Schedule of Investments relates to one series of the Trust, SRH REIT Covered Call ETF (the “Fund”). The Fund’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023.

The Fund currently offers an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies.”

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

SRH REIT Covered Call ETF

Notes to Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$51,921,147	$–	$–	$51,921,147
Money Market Funds	119,693	–	–	119,693
Total	$52,040,840	$–	$–	$52,040,840
Other Financial Instruments(b)
Written Options	$(811,140)	$–	$–	$(811,140)
Total	$(811,140)	$–	$–	$(811,140)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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